Mar. 16, 2023
Valkyrie ETF Trust II (the “Trust”) Valkyrie Bitcoin Strategy ETF (the “Fund”) March 16, 2023 Supplement To the Fund’s Summary Prospectus and Prospectus Dated January 27, 2023
Valkyrie Bitcoin Strategy ETF

1.

Effective March 31, 2023, notwithstanding anything to the contrary in the Fund’s Summary Prospectus or Prospectus, the following is hereby added as its own paragraph immediately before “Collateral Investments” in the Principal Investment Strategies section:

In order to help maintain the desired level of exposure to Bitcoin Futures Contracts, the Fund may enter into reverse repurchase agreements, a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

2.

Effective March 31, 2023, notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the following is added as the ninth risk in “Principal Risks” and the tenth risk in “Additional Risks of Investing in the Fund”:

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.